FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of the Fair Value of Assets and Liabilities Measured on a Recurring Basis
The following tables summarize the basis used to measure certain assets and liabilities at fair value on a recurring basis:

Basis of Fair Value Measurements on a Recurring Basis of Significant Other Observable Inputs (Level 2)	December 31, 2024	December 31, 2023
In millions
Assets at fair value:
Cash equivalents [1]	$314	$364
Derivatives relating to: [2]
Net investment hedge	137	96
Foreign currency contracts [3]	23	37
Total assets at fair value	$474	$497
Liabilities at fair value:
Derivatives relating to: [2]
Interest rate swap agreements	206	59
Foreign currency contracts [3]	23	34
Total liabilities at fair value	$229	$93
1.Time deposits included in "Cash and cash equivalents" in the Consolidated Balance Sheets are held at amortized cost, which approximates fair value. "Restricted cash and cash equivalents" and "Restricted cash and cash equivalents - noncurrent" in the Consolidated Balance Sheets at December 31, 2024 included $42 million of money market funds representing Level 1 fair value measurement investments which are held at amortized cost. "Cash and cash equivalents" and "Restricted cash and cash equivalents" in the Consolidated Balance Sheets at December 31, 2023, included $50 million of money market funds and $405 million deposited within a qualified settlement fund consisting of treasury bills, respectively, representing Level 1 fair value measurement investment, also held at amortized cost.
2.See Note 21 for the classification of derivatives in the Consolidated Balance Sheets.
3.Assets and liability derivatives subject to an enforceable master netting arrangement with the same counterparty are presented on a net basis in the Consolidated Balance Sheets. The offsetting counterparty and cash collateral amounts were $15 million and zero, respectively, for both assets and liabilities as of December 31, 2024. The offsetting counterparty and cash collateral amounts were $11 million and zero, respectively, for both assets and liabilities as of December 31, 2023.

Schedule of the Fair Value of Liabilities Measured on a Recurring Basis

Basis of Fair Value Measurements on a Recurring Basis of Significant Unobservable Inputs (Level 3)	December 31, 2024	December 31, 2023
In millions
Liabilities at fair value:
Contingent earn-out liabilities	$40	$—
Total liabilities at fair value	$40	$—

Schedule of the Fair Value of Assets and Liabilities Measured on a Nonrecurring Basis
The following table summarizes the basis used to measure certain assets at fair value on a nonrecurring basis:

Basis of Fair Value Measurements on a Nonrecurring Basis [1]	Significant Other Unobservable Inputs (Level 3)	Total Losses
In millions
At December 31, 2023
Assets at fair value:
Goodwill	$4,814	$(804)
At December 31, 2022
Assets at fair value:
Long-lived assets, intangible assets, and other assets	$55	$(94)
1.The Company did not incur any losses associated with fair value measurements on a nonrecurring basis for the year ended December 31, 2024.